Operating revenue (Tables)	12 Months Ended
Dec. 31, 2017
Operating revenue
Schedule of operating revenue

	Year ended December 31,
	2017	2016

Revenue
Passenger revenue	6,985.1	6,062.9
Other revenue	1,139.4	958.0

Gross revenue	8,124.5	7,020.9

Taxes levied on
Passenger revenue	(289.8)	(276.1)
Other revenue	(45.2)	(74.9)

Total taxes	(335.0)	(351.0)

Net revenue	7,789.5	6,669.9